REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments
January 31, 2025 (unaudited)

		Shares	Value
101.18%	COMMON STOCKS
4.97%	CONSUMER DISCRETIONARY
	Tesla, Inc.(A)	1,565	$633,199

43.29%	FINANCIALS
	Block, Inc.(A)	4,350	395,067
	Coinbase Global, Inc.(A)	2,371	690,743
	Fiserv, Inc.(A)	1,349	291,438
	Interactive Brokers Group, Inc.	2,616	568,823
	Mastercard, Inc. Class A	1,232	684,290
	Nu Holdings Ltd.(A)	58,505	774,606
	PayPal Holdings, Inc.(A)	6,866	608,190
	Robinhood Markets, Inc.(A)	15,518	806,160
	Visa, Inc. Class A	2,039	696,930
			5,516,248

52.92%	INFORMATION TECHNOLOGY
	Advanced Micro Devices(A)	5,119	593,548
	Applied Digital Corporation(A)	21,832	155,444
	Bit Digital, Inc.(A)	37,479	118,059
	Cipher Mining, Inc.(A)	29,560	169,379
	CleanSpark, Inc.(A)	59,426	620,407
	Core Scientific, Inc.(A)	27,875	342,026
	Iris Energy Limited(A)	43,259	442,107
	Marathon Digital Holdings, Inc.(A)	32,656	598,911
	Micron Technology, Inc.	7,142	651,636
	MicroStrategy, Inc. Class A(A)	1,887	631,749
	Nvidia Corp.	4,442	533,351
	Rambus, Inc.(A)	5,866	361,463
	Riot Blockchain, Inc.(A)	52,013	617,914
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,077	644,078
	TeraWulf, Inc.(A)	55,004	262,369
			6,742,441

101.18%	TOTAL COMMON STOCKS		12,891,888

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments
January 31, 2025 (unaudited)
		Shares	Value

3.60%	MONEY MARKET FUND
	First American Treasury Obligations Fund 4.300%(B)	457,625	$457,625

104.78%	TOTAL INVESTMENTS		13,349,513

(4.78%)	Liabilities in excess of other assets		(609,595)
100.00%	NET ASSETS		$12,739,918

	(A)Non-income producing.
	(B)Effective 7 day yield as of January 31, 2025.

	See Notes to Schedule of Investments.

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written
January 31, 2025 (unaudited)

(4.75%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(4.75%)	CALL OPTIONS
	Advanced Micro Devices	46	$(533,370)	$125.00	02/21/2025	$(14,720)
	Advanced Micro Devices	5	(57,975)	126.00	02/21/2025	(420)
	Applied Digital Corporation	21	(14,952)	127.00	02/21/2025	(126)
	Applied Digital Corporation	156	(111,072)	128.00	02/21/2025	(22,776)
	Applied Digital Corporation	41	(29,192)	129.00	02/21/2025	(1,722)
	Bit Digital, Inc.	70	(22,050)	130.00	02/21/2025	(1,050)
	Bit Digital, Inc.	304	(95,760)	131.00	02/21/2025	(1,216)
	Block, Inc.	4	(36,328)	132.00	02/21/2025	(944)
	Block, Inc.	31	(281,542)	133.00	02/21/2025	(19,189)
	Block, Inc.	8	(72,656)	134.00	02/21/2025	(3,088)
	Cipher Mining, Inc.	267	(152,991)	135.00	02/21/2025	(13,083)
	Cipher Mining, Inc.	28	(16,044)	136.00	02/21/2025	(616)
	CleanSpark, Inc.	112	(116,928)	137.00	02/21/2025	(8,512)
	CleanSpark, Inc.	482	(503,208)	138.00	02/21/2025	(13,978)
	Coinbase Global, Inc.	16	(466,128)	139.00	02/21/2025	(44,960)
	Coinbase Global, Inc.	4	(116,532)	140.00	02/21/2025	(5,720)
	Coinbase Global, Inc.	3	(87,399)	141.00	02/21/2025	(2,925)
	Core Scientific, Inc.	52	(63,804)	142.00	02/21/2025	(4,680)
	Core Scientific, Inc.	199	(244,173)	144.00	02/21/2025	(5,373)
	Core Scientific, Inc.	27	(33,129)	145.00	02/21/2025	(243)
	Fiserv, Inc.	9	(194,436)	146.00	02/21/2025	(4,212)
	Fiserv, Inc.	4	(86,416)	147.00	02/21/2025	(680)
	Robinhood Markets, Inc.	111	(576,645)	148.00	02/21/2025	(92,019)
	Robinhood Markets, Inc.	44	(228,580)	149.00	02/21/2025	(12,188)
	Interactive Brokers Group, Inc.	18	(391,392)	150.00	02/21/2025	(43,308)
	Interactive Brokers Group, Inc.	3	(65,232)	151.00	02/21/2025	(3,426)
	Interactive Brokers Group, Inc.	5	(108,720)	152.00	02/21/2025	(1,225)
	Iris Energy Limited	82	(83,804)	154.00	02/21/2025	(6,642)
	Iris Energy Limited	350	(357,700)	155.00	02/21/2025	(14,700)
	Mastercard, Inc. Class A	8	(444,344)	156.00	02/21/2025	(11,408)
	Mastercard, Inc. Class A	2	(111,086)	157.00	02/21/2025	(700)
	Mastercard, Inc. Class A	2	(111,086)	158.00	02/21/2025	(144)

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written
January 31, 2025 (unaudited)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Marathon Digital Holdings, Inc.	295	$(541,030)	$126.00	02/22/2025	$(25,075)
	Marathon Digital Holdings, Inc.	31	(56,854)	127.00	02/23/2025	(1,147)
	MicroStrategy, Inc. Class A	3	(100,437)	128.00	02/24/2025	(4,605)
	MicroStrategy, Inc. Class A	13	(435,227)	129.00	02/25/2025	(17,602)
	MicroStrategy, Inc. Class A	2	(66,958)	130.00	02/26/2025	(1,098)
	Micron Technology, Inc.	51	(465,324)	132.00	02/28/2025	(3,570)
	Micron Technology, Inc.	20	(182,480)	133.00	03/01/2025	(5,500)
	Nu Holdings Ltd.	418	(553,432)	134.00	03/02/2025	(61,446)
	Nu Holdings Ltd.	56	(74,144)	135.00	03/03/2025	(4,424)
	Nu Holdings Ltd.	111	(146,964)	136.00	03/04/2025	(6,216)
	Nvidia Corp.	8	(96,056)	139.00	03/07/2025	(1,272)
	Nvidia Corp.	31	(372,217)	140.00	03/08/2025	(3,286)
	Nvidia Corp.	5	(60,035)	141.00	03/09/2025	(270)
	PayPal Holdings, Inc.	6	(53,148)	142.00	03/10/2025	(564)
	PayPal Holdings, Inc.	62	(549,196)	143.00	03/11/2025	(11,656)
	Riot Blockchain, Inc.	99	(117,612)	144.00	03/12/2025	(7,524)
	Riot Blockchain, Inc.	372	(441,936)	145.00	03/13/2025	(13,392)
	Riot Blockchain, Inc.	49	(58,212)	146.00	03/14/2025	(1,225)
	Rambus, Inc.	42	(258,804)	147.00	03/15/2025	(20,580)
	Rambus, Inc.	11	(67,782)	148.00	03/16/2025	(2,365)
	Rambus, Inc.	5	(30,810)	149.00	03/17/2025	(610)
	Tesla, Inc.	3	(121,380)	150.00	03/18/2025	(2,640)
	Tesla, Inc.	11	(445,060)	151.00	03/19/2025	(7,425)
	Tesla, Inc.	1	(40,460)	152.00	03/20/2025	(515)
	Taiwan Semiconductor Manufacturing Co. Ltd.	28	(586,096)	153.00	03/21/2025	(11,900)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2	(41,864)	155.00	03/23/2025	(176)
	TeraWulf, Inc.	104	(49,608)	156.00	03/24/2025	(4,368)
	TeraWulf, Inc.	393	(187,461)	157.00	03/25/2025	(5,895)
	TeraWulf, Inc.	53	(25,281)	158.00	03/26/2025	(265)

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written
January 31, 2025 (unaudited)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Visa, Inc. Class A	14	$(478,520)	$156.00	03/24/2025	$(22,330)
	Visa, Inc. Class A	2	(68,360)	157.00	03/25/2025	(526)
	Visa, Inc. Class A	4	(136,720)	158.00	03/26/2025	(228)
(4.75%)	TOTAL CALL OPTIONS					(605,688)

(4.75%)	TOTAL OPTIONS WRITTEN					$(605,688)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$12,891,888			$12,891,888
MONEY MARKET FUND	457,625			457,625
TOTAL INVESTMENTS	$13,349,513			$13,349,513
OPTIONS WRITTEN	(605,688)			(605,688)
TOTAL SHORT INVESTMENTS	$(605,688)			$(605,688)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $12,822,607, and the related net unrealized appreciation (depreciation) consists of:

Net unrealized gain (loss) of investments	$10,533
Net unrealized gain (loss) of options written	(89,315)
Net unrealized gain (loss)	$(78,782)